CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Mar. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Special voting shares, shares outstanding	414,240,516	415,399,503
Common shares, shares issued	1,360,490,438	1,355,319,640